Who

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.8%
	U.S. TREASURY BILL — 45.8%
10,000,000	United States Treasury Bill(a) (Cost $9,899,500)	5.3100	05/09/24	$ 9,899,375

	TOTAL INVESTMENTS - 45.8% (Cost $9,899,500)			$ 9,899,375
	OTHER ASSETS IN EXCESS OF LIABILITIES - 54.2%			11,701,254
	NET ASSETS - 100.0%			$ 21,600,629

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CBOT Rough Rice Future(c)	05/14/2024	$ 109,710	$ (1,870)
1	CME E-Mini NASDAQ 100 Index Future	03/15/2024	361,655	32,717
7	CME E-mini Russell 2000 Index Futures	03/15/2024	720,055	(2,100)
3	CME E-Mini Standard & Poor's MidCap 400 Index	03/15/2024	867,780	24,900
1	Cocoa Future(c)	03/13/2024	97,408	41,748
3	E-mini Dow Jones Industrial Average Index Futures	03/15/2024	585,645	33,540
2	Eurex DAX Index Future	03/15/2024	959,144	41,480
11	Eurex EURO STOXX 50 Future	03/15/2024	581,863	37,493
7	Euro-BTP Italian Bond Futures	03/07/2024	891,418	8,668
3	Euronext Amsterdam Index Future	03/15/2024	551,102	4,989
10	Euronext CAC 40 Index Future	03/15/2024	858,301	30,266
4	FTSE/MIB Index Future	03/15/2024	705,361	42,272
11	ICE US Mini MSCI EAFE Index Futures	03/15/2024	1,258,345	20,680
5	LME Lead Future(c)	03/18/2024	266,873	(6,792)
11	LME Primary Aluminum Future(c)	03/18/2024	557,547	(46,689)
7	LME Zinc Future(c)	03/18/2024	373,454	(45,365)
5	MEFF Madrid IBEX 35 Index Future	03/15/2024	541,899	2,384
8	Montreal Exchange S&P/TSX 60 Index Future	03/14/2024	1,521,503	23,649
2	NYBOT CSC Cocoa Future(c)	05/15/2024	120,980	13,460
1	NYBOT CTN Frozen Concentrated Orange Juice A(c)	05/10/2024	53,723	(2,872)
14	NYBOT CTN Number 2 Cotton Future(c)	05/08/2024	696,990	33,370
39	OML Stockholm OMXS30 Index Future	03/15/2024	910,761	32,291
13	OSE Nikkei 225 mini Future	03/07/2024	351,827	48,148
10	Robusta Coffee Future 10-Tonne(c)	05/24/2024	309,499	199
13	SFE S&P ASX Share Price Index 200 Future	03/21/2024	1,618,241	37,919
3	TSE Japanese 10 Year Bond Futures	03/13/2024	2,926,859	(19,349)
2	TSE TOPIX (Tokyo Price Index) Future	03/07/2024	357,669	42,146
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 427,282

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(c)	12/16/2024	$ 60,288	$ 51,712
11	CBOT 10 Year US Treasury Note	06/18/2024	1,214,813	(2,922)
14	CBOT 2 Year US Treasury Note Future	06/28/2024	2,866,500	(2,297)
17	CBOT 5 Year US Treasury Note	06/28/2024	1,817,406	(2,789)
14	CBOT Corn Future(c)	05/14/2024	300,650	(175)
1	CBOT Oats Future(c)	05/14/2024	18,550	(687)
9	CBOT Soybean Future(c)	05/14/2024	513,338	14,737
13	CBOT Soybean Meal Future(c)	05/14/2024	427,960	(910)
11	CBOT Soybean Oil Future(c)	05/14/2024	298,386	(4,494)
5	CBOT US Treasure Bond Futures	06/18/2024	596,250	(2,656)
11	CBOT Wheat Future(c)	05/14/2024	316,938	(275)
69	Eurex 2 Year Euro SCHATZ Future	03/07/2024	7,851,233	1,521
34	Euronext Milling Wheat Future(c)	05/10/2024	318,993	14,207
19	Euronext Rapeseed Future(c)	05/10/2024	381,846	9,554
7	HKG Hang Seng China Enterprises Index Future	03/27/2024	254,189	(675)
3	HKG Hang Seng Index Future	03/27/2024	315,481	91
6	KCBT Hard Red Winter Wheat Future(c)	05/14/2024	176,175	(2,100)
5	LME Lead Future(c)	03/18/2024	275,503	(1,838)
4	LME Nickel Future(c)	03/18/2024	425,268	(25,164)
11	LME Primary Aluminum Future(c)	03/18/2024	608,889	(4,653)
17	LME Zinc Future(c)	03/18/2024	1,031,645	(14,513)
6	NYMEX Henry Hub Natural Gas Futures(c)	04/26/2024	111,600	(13,200)
1	NYMEX Palladium Future(c)	06/26/2024	94,680	3,120
33	SGX FTSE China A50 Futures Contract	03/28/2024	391,776	690
38	Three-Month SOFR Futures	03/19/2024	8,991,513	4,037
3	Ultra U.S. Treasury Bond Futures	06/18/2024	383,625	(2,766)
33	WCE Canola Future(c)	05/14/2024	390,118	1,724
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 19,279

	NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 446,561

(a)	Zero coupon bond.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:	To Sell:
Japanese Yen	United States Dollars	03/19/2024	Jefferies	25,000,000	$ 167,168	$ 665
Australian Dollar	United States Dollars	03/20/2024	Jefferies	1,800,000	1,170,658	(44,432)
Brazilian Real	United States Dollars	03/20/2024	Jefferies	3,100,000	622,578	(2,422)
Brazilian Real	United States Dollars	03/20/2024	Jefferies	2,200,000	441,830	(5,324)
Canadian Dollar	United States Dollars	03/20/2024	Jefferies	3,700,000	2,726,896	(42,566)
Mexican Peso	United States Dollars	03/20/2024	Jefferies	9,500,000	555,776	13,778
Mexican Peso	United States Dollars	03/20/2024	Jefferies	7,500,000	438,770	1,012
Norwegian Krone	United States Dollars	03/20/2024	Jefferies	10,346,559	974,729	(25,271)
Polish Zloty	United States Dollars	03/20/2024	Jefferies	3,500,000	876,180	(14,589)
Swedish Krona	United States Dollars	03/20/2024	Jefferies	15,321,251	1,478,986	(21,014)
Swiss Franc	United States Dollars	03/20/2024	Jefferies	1,000,000	1,132,908	(52,426)
					$ 10,586,479	$ (192,589)

To Sell:	To Buy:
Australian Dollar	United States Dollars	03/20/2024	Jefferies	1,800,000	$ 1,170,658	$ 40,447
Brazilian Real	United States Dollars	03/20/2024	Jefferies	5,300,000	1,064,408	(792)
Canadian Dollar	United States Dollars	03/20/2024	Jefferies	3,700,000	2,726,896	36,413
Mexican Peso	United States Dollars	03/20/2024	Jefferies	2,000,000	117,005	(1,922)
Norwegian Krone	United States Dollars	03/20/2024	Jefferies	10,450,022	984,477	15,523
Swedish Krona	United States Dollars	03/20/2024	Jefferies	15,721,269	1,517,601	(17,601)
Swiss Franc	United States Dollars	03/20/2024	Jefferies	1,000,000	1,132,908	(662)
Japanese Yen	United States Dollars	03/21/2024	Jefferies	112,500,000	752,502	53,969
					$ 9,466,455	$ 125,375

Total						$ (67,214)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Japanese Yen	Canadian Dollar	3/19/2024	Jefferies	44,453,360	400,000	297,248	(294,795)	$ 2,453
Australian Dollar	British Pound	3/20/2024	Jefferies	482,032	250,000	313,497	(315,620)	(2,123)
British Pound	Australian Dollar	3/20/2024	Jefferies	875,000	1,660,840	1,104,672	(1,080,153)	24,519
British Pound	Euro	3/20/2024	Jefferies	1,836,737	2,125,000	2,318,848	(2,298,346)	20,502
Australian Dollar	Japanese Yen	3/21/2024	Jefferies	2,200,000	206,600,681	1,430,851	(1,381,932)	48,919
British Pound	Japanese Yen	3/21/2024	Jefferies	625,000	111,409,750	789,056	(745,209)	43,847
Canadian Dollar	Japanese Yen	3/21/2024	Jefferies	1,200,000	125,108,040	884,412	(836,836)	47,576
Euro	Japanese Yen	3/21/2024	Jefferies	625,000	96,250,750	676,013	(643,812)	32,201
Swiss Franc	Japanese Yen	3/21/2024	Jefferies	500,000	81,540,600	566,517	(545,417)	21,100
Total				52,797,129	625,345,661	$ 8,381,114	$ 8,142,120	$ 238,994

	NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS							$ 171,780